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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   September 30, 2005

Check here if Amendment  [ ]                   Amendment Number : ________

This Amendment (Check only one.):        [ ]   is a restatement

                                         [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
Address:   260 Preston Commons West
           8117 Preston Road
           Dallas, Texas 75225

Form 13F File Number:      28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
Title:     Managing Director
Phone:     (214) 265-4165

Signature, Place, and Date of Signing:

 /s/ Robert L. Stillwell                 Dallas, TX            November 14, 2005
-------------------------------         --------------         ----------------
          (Signature)                   (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:    989,445 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd.            SPONSORED ADR   000375-20-4    7360    1,000,000   SH    N/A       SOLE            0     1,000,000   0       0
ARCH COAL INC       COM             039380-10-0   77297    1,145,143   SH    N/A       SOLE            0     1,145,143   0       0
BG PLC              ADR FIN INST N  055434-20-3   22557      473,002   SH    N/A       SOLE            0       473,002   0       0
BJ SVCS CO          COM             055482-10-3   43259    1,201,986   SH    N/A       SOLE            0     1,201,986   0       0
CABOT OIL & GAS
CORP                COM             127097-10-3   16821      333,026   SH    N/A       SOLE            0       333,026   0       0
CONSOL ENERGY INC   COM             20854P-10-9   90390    1,185,131   SH    N/A       SOLE            0     1,185,131   0       0
DRESSER RAND GROUP
INC                 COM               261608103   11822      480,000   SH    N/A       SOLE            0       480,000   0       0
ENCANA CORP         COM             292505-10-4   98667    1,692,118   SH    N/A       SOLE            0     1,692,118   0       0
EOG RES INC         COM             26875P-10-1   96751    1,291,734   SH    N/A       SOLE            0     1,291,734   0       0
GLOBALSANTAFE CORP  SHS             G3930E-10-1   22848      500,828   SH    N/A       SOLE            0       500,828   0       0
JACOBS ENGR GROUP
INC                 COM               469814107   13480      200,000   SH    N/A       SOLE            0       200,000   0       0
MASSEY ENERGY CORP  COM             576206-10-6   84923    1,662,866   SH    N/A       SOLE            0     1,662,866   0       0
OPTI CANADA INC     COM              68383k10-9   11836      348,499   SH    N/A       SOLE            0       348,499   0       0
PEABODY ENERGY CORP COM             704549-10-4  115536    1,369,726   SH    N/A       SOLE            0     1,369,726   0       0
QUICKSILVER
RESOURCES INC       COM             74837R-10-4   82763    1,731,814   SH    N/A       SOLE            0     1,731,814   0       0
SUNCOR ENERGY INC   COM             867229-10-6   76441    1,262,862   SH    N/A       SOLE            0     1,262,862   0       0
SUNOCO INC          COM              86764p10-9   17028      217,751   SH    N/A       SOLE            0       217,751   0       0
TESORO CORP         COM             881609-10-1   38186      567,909   SH    N/A       SOLE            0       567,909   0       0
TODCO               CL A            88889T-10-7   19033      456,310   SH    N/A       SOLE            0       456,310   0       0
TRANSOCEAN INC      ORD             G90078-10-9   24633      401,775   SH    N/A       SOLE            0       401,775   0       0
VALERO ENERGY CORP
NEW                 COM               91913y100   25172      222,640   SH    N/A       SOLE            0       222,640   0       0
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